Variable interest entities and securitizations (Tables)	6 Months Ended
Sep. 30, 2025
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the MHFG Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2025 and September 30, 2025:

	Consolidated VIEs	Significant unconsolidated VIEs
March 31, 2025	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	3,387	—	—
Asset-backed securitizations	1,609	181	100
Investments in securitization products	384	—	—
Investment funds	1,562	5,642	1,421
Trust arrangements and other	4,869	—	—

Total	11,810	5,823	1,521

	Consolidated VIEs	Significant unconsolidated VIEs
September 30, 2025	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	2,816	—	—
Asset-backed securitizations	2,808	181	102
Investments in securitization products	383	—	—
Investment funds	1,963	7,326	1,721
Trust arrangements and other	4,664	—	—

Total	12,634	7,507	1,823

Unconsolidated VIEs
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2025 and September 30, 2025:

Assets on the MHFG Group’s balance sheets related to unconsolidated VIEs:	March 31, 2025	September 30, 2025

	(in billions of yen)
Trading account assets	93	94
Investments	863	1,185
Loans	254	284

Total	1,210	1,564

Liabilities on the MHFG Group’s balance sheets and maximum exposure to loss related to unconsolidated VIEs:	March 31, 2025	September 30, 2025

	(in billions of yen)
Trading account liabilities	3	4

Total	3	4

Maximum exposure to loss (Note)	1,521	1,823

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.